Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011 January 1, 2013 to December 31, 2015	Nov. 30, 2011 Subsequent to December 31, 2015	Dec. 31, 2011 Reduction in Taxes
Income Taxes [Line Items]
Japanese statutory income tax rate	38.00%	40.00%	40.00%	38.00%	35.00%
Adjustments of deferred tax assets and liabilities for tax rate						¥ 6,599
Net increase (decrease) in the total valuation allowance	2,888	(1,621)	(1,519)
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income	167,138
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries	29,833
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier	939,460
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 6,201	¥ 7,711